Income Taxes - Schedule of Reconciliation of effective tax rate of provision for income taxes with federal statutory rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory rate	2100.00%	3400.00%
State tax	550.00%	180.00%
Stock compensation	50.00%	(170.00%)
Permanent items	0.50%	(0.10%)
Credits	270.00%	270.00%
TCJA change in federal rate		(5840.00%)
Other	20.00%	(70.00%)
Change in valuation allowance	(3030.00%)	2230.00%
Total	0.00%	0.00%